Investments in Investee Entities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about consolidated structured entities [abstract]
Disclosure of information about consolidated structured entities

Entity name	Country of incorporation	Effective stake in equity interests consolidated entity
		As of December 31
		2022	2021
		%	%
Enlight - Eshkol Havatzelet L.P. (hereinafter: “Havatzelet”)	Israel	100	100
Eshkol Havatzelet - Halutziot - Enlight L.P. (hereinafter: “Halutziot”)	Israel	89.99	89.99
Tlamim Enlight L.P. (hereinafter: “Tlamim”)	Israel	100	100
Mivtachim Green Energies Ltd. (hereinafter: “Mivtachim”)	Israel	100	100
Talmei Bilu Green Energies Ltd. (hereinafter: “Talmei Bilu”)	Israel	100	100
Eshkol Ela - Kramim - Enlight L.P. (hereinafter: “Kramim”)	Israel	100	100
Eshkol Brosh - Idan - Enlight L.P. (hereinafter: “Idan”)	Israel	100	100
Eshkol Zayit - Zayit Yarok - Enlight L.P. (hereinafter: “Zayit Yarok”)	Israel	100	100
Peirot HaGolan - Enlight L.P. (hereinafter: “Peirot HaGolan”)	Israel	51	51
Eshkol Gefen - Barbur - Enlight L.P. (hereinafter: “Barbur”)	Israel	51	51
Sde Nehemia - Enlight L.P. (hereinafter: “Sde Nehemia”)	Israel	100	100
Emek HaBacha Wind Energy Ltd. (hereinafter: “Emek HaBacha”)	Israel	40.85	40.85
Enlight Kramim L.P. (hereinafter: “Enlight Kramim”)	Israel	74	74
Enlight Beit Shikma L.P. (hereinafter: “Beit Shikma”)	Israel	100	100
Orsol Energy 3 (A.A.) L.P. (hereinafter: “Revivim”)	Israel	90	90
Enlight Kidmat Zvi L.P. (Hereinafter: “Kidmat Tzvi”)	Israel	74	74
Enlight - Eshkol Dekel L.P. (hereinafter: “Beit Rimon”)	Israel	50.1	50.1
Enlight Beit HaShita Solar Energy, L.P. (hereinafter: “Beit HaShita”)	Israel	74	74
Ruach Beresheet L.P. (hereinafter: “Ruach Beresheet”)	Israel	54	60
Enlight Sde Nitzan L.P.	Israel	74	-
Enlight Ein Habesor L.P.	Israel	74	-
Enlight Maccabi L.P.	Israel	50.1	-
Tullynamoyle Wind Farm 3 Limited (hereinafter: “Tullynamoyle”)	Ireland	50.1	50.1
Vjetroelektrana Lukovac d.o.o (hereinafter: “Lukovac”)	Croatia	50.1	50.1
EW-K-Wind d.o.o (hereinafter: “EWK”)	Serbia	50.1	50.1
Megujulohaz kft (hereinafter: “Meg”)	Hungary	50.1	50.1
Raaba Green kft (hereinafter: “Raaba”)	Hungary	50.1	50.1
Rabba ACDC KFT (hereinafter: “Raaba ACDC”)	Hungary	100	100
SOWI Kosovo LLC (hereinafter: “SOWI”)	Kosovo	48	48
Vindpark Malarberget I Norberg AB (hereinafter: “Picasso”)	Sweden	68.8	68.8
Generacion Eolica Castilla La Mancha Sl (hereinafter: “Gecama”)	Spain	72	72
Björnberget Vindkraft AB (R) (hereinafter: “Bjornberget”)	Sweden	55.18	56.2
Clenera holdings LLC	USA	90.1	90.1

Disclosure of subsidiary entities in which the non-controlling interests are material
	As of December 31, 2022						For the year ended December 31, 2022
Partnership / investee	Rate of ownership rights held by non-controlling interests %	Balance of non-controlling interests	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Profit	Profit attributed to non-controlling interests	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities	Total change in cash and cash equivalents
		USD in thousands

Co-Op	49.9	26,276	21,511	230,604	18,345	181,112	40,348	13,875	3,542	26,998	(911)	(20,133)	5,954

Danuba Power	52	25,792	20,362	134,658	11,252	94,168	23,718	7,323	3,808	11,857	(28,775)	19,144	2,226

The Iberian Wind	28.01	56,786	48,514	412,951	36,803	222,372	43,512	21,026	5,902	22,915	(108,038)	106,344	21,221

	As of December 31, 2021						For the year ended December 31, 2021
Partnership / investee	Rate of ownership rights held by non-controlling interests %	Balance of non-controlling interests	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Profit (loss)	Profit (loss) attributed to non-controlling interests	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities	Total change in cash and cash equivalents
		USD in thousands

Co-Op	49.90	19,196	17,002	252,630	17,359	213,806	49,510	17,354	5,911	29,673	1,297	(30,708)	262

The Nordic Wind	31.18	21,184	18,354	179,603	20,017	110,002	11,757	6,017	1,876	(3,839)	5,817	1,084	3,062

Danuba Power	52	23,487	12,135	139,701	20,392	86,277	-	2,277	1,184	3,093	(62,746)	63,838	4,185

Bjornberget	49	55,144	34,008	203,728	15,419	109,778	-	(72)	(35)	(118)	(75,037)	103,552	28,397

	As of December 31, 2020						For the year ended December 31, 2020
Partnership / investee	Rate of ownership rights held by non-controlling interests %	Balance of non-controlling interests	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Profit (loss)	Profit (loss) attributed to non-controlling interests	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities	Total change in cash and cash equivalents
		USD in thousands

Mivtachim	-	-	-	-	-	-	2,473	(3,422)	1,189	6,582	493	(6,726)	350

Co-Op	49.90	12,277	17,821	282,885	27,270	248,833	40,785	8,177	4,079	23,028	(184)	(24,204)	(1,360)

The Iberian Wind	28.07	34,837	6,145	133,536	7,185	8,406	-	(35)	(10)	(383)	(80,745)	85,222	4,094